SCHEDULE OF LINE OF CREDIT RELATED PARTY (Details) (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Line of credit, interest rate	0.00%	0.00%
May 20, 2020 [Member]
Line of Credit Facility [Line Items]
Line of credit, expiration date	May 04, 2025	May 04, 2025
Line of credit, interest rate	0.00%	0.00%
September Two Thousand Nineteen [Member]
Line of Credit Facility [Line Items]
Line of credit, expiration date		Sep. 14, 2022
Line of credit, interest rate		0.00%